Amounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Amounts Receivable And Prepaid Expenses
Schedule of Amounts Receivable and Prepaid Expenses
	December 31	December 31
	2020	2019
Sales tax receivable	$67	$177
Interest, refundable deposits and other receivables	587	239
Prepaid expenses	823	498
Total	$1,477	$914